Prudential Day One 2035 Fund
Schedule of Investments (unaudited) as of October 31, 2021
Description	Shares	Value
Long-Term Investments 97.3%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	291,692	$2,981,095
PGIM Global Real Estate Fund (Class R6)	86,043	2,373,929
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	55,443	1,150,433
PGIM QMA Commodity Strategies Fund (Class R6)*	176,912	2,268,008
PGIM QMA Emerging Markets Equity Fund (Class R6)	123,319	1,582,179
PGIM QMA International Developed Markets Index Fund (Class R6)	516,177	7,603,285
PGIM QMA Large-Cap Core Equity Fund (Class R6)	671,591	14,680,973
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	187,422	2,743,861
PGIM QMA US Broad Market Index Fund (Class R6)	413,210	8,603,030
PGIM TIPS Fund (Class R6)	524,784	5,604,688
PGIM Total Return Bond Fund (Class R6)	417,906	6,084,719

Total Long-Term Investments (cost $40,957,196)		55,676,200

Short-Term Investment 2.6%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $1,507,240)	1,507,240	1,507,240

TOTAL INVESTMENTS 99.9% (cost $42,464,436)(wd)		57,183,440
Other assets in excess of liabilities 0.1%		28,815

Net Assets 100.0%		$57,212,255

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

TIPS—Treasury Inflation-Protected Securities

*	Non-income producing security.
(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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Prudential Day One Funds